Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases

The future minimum rental commitments under non-cancelable operating leases follow:
(MILLIONS OF DOLLARS)	2019	2020	2021	2022	2023	After 2023
Lease commitments	$300	$252	$210	$267	$248	$2,040